Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings (Gross Obligations by Remaining Contractual Maturity and Class of Collateral Pledged) (Detail) - JPY (¥)
¥ in Billions
		Mar. 31, 2017	Mar. 31, 2016
Repurchase Agreements, and Securities Lending Transactions Accounted For as Secured Borrowings [Line Items]
Payables under repurchase agreements	[1]	¥ 20,549	¥ 25,640
Payables under securities lending transactions		5,549	4,710
Obligations to return securities received as collateral		3,516	1,919
Total		29,614	32,269
Overnight and Open [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted For as Secured Borrowings [Line Items]
Payables under repurchase agreements		2,309	2,518
Payables under securities lending transactions		1,811	2,443
Obligations to return securities received as collateral		3,329	1,846
Total		7,449	6,807
30 Days or Less [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted For as Secured Borrowings [Line Items]
Payables under repurchase agreements		13,455	19,452
Payables under securities lending transactions		1,970	2,019
Obligations to return securities received as collateral		102	73
Total		15,527	21,544
31-90 Days [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted For as Secured Borrowings [Line Items]
Payables under repurchase agreements		3,083	1,916
Payables under securities lending transactions		1,768	248
Obligations to return securities received as collateral		85
Total		4,936	2,164
Over 90 Days [Member]
Repurchase Agreements, and Securities Lending Transactions Accounted For as Secured Borrowings [Line Items]
Payables under repurchase agreements		1,702	1,754
Total		¥ 1,702	¥ 1,754

[1]	Payables under repurchase agreements in the above table include those under long-term repurchase agreements of ¥1,434,521 million and ¥1,611,916 million at March 31, 2016 and March 31, 2017, respectively, which are included in Long-term debt in the accompanying consolidated balance sheets.